INTANGIBLE ASSETS, NET - Annual Amortization Expense Of Intangible Assets (Details) $ in Thousands	Jun. 30, 2020 USD ($)
INTANGIBLE ASSETS, NET
2021	$ 437
2022	437
2023	437
2024	287
2025	$ 125